Label	Element	Value
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	$ 340,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	455,000,000
Nexium Settlement Payment	teva_NexiumSettlementPayment	24,000,000
Namenda Sales At Settlement	teva_NamendaSalesAtSettlement	1,100,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	380,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	765,000,000
Rugby Stettlement	teva_RugbyStettlement	100,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	500,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	430,000,000
Coreg Net Sales	teva_CoregNetSales	1,600,000,000
Punitive Damages	teva_PunitiveDamages	17,900,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	74,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	500,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	950,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	2,300,000,000
Compensatory Damages For The State of Illonois	teva_CompensatoryDamagesForStateOfIllonois	100,000,000
Compensatory Damages And Penalties	teva_CompensatoryDamagesAndPenalties	12,400,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	3,700,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	2,800,000,000
Ciprofloxacin Sales	teva_CiprofloxacinSales	$ 500,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange	teva_Civilpenaltyforeachallegedlyfalseclaimsubmittedrange	Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $10,781 to $21,563 for each allegedly false claim submitted to the government for payment.
Annual sales of Provigil	teva_AnnualSalesOfProvigil	$ 500,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	1,000,000,000
Annual Sales Of Abilify	teva_AnnualSalesOfAbilify	7,800,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	1,100,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	416,000,000
Fcpa Settlement	teva_FcpaSettlement	520,000,000
Namenda Sales	teva_NamendaSales	1,400,000,000
Annual Sales of Effexor	teva_AnnualSalesOfEffexor	2,600,000,000
Modafinil Payment	teva_ModafinilPayment	1,200,000,000
Opana Net Sales	teva_OpanaNetSales	299,000,000
Andro Gel Annual Sales	teva_AndroGelAnnualSales	$ 1,050,000,000